INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2016
INVESTMENTS
Schedule of long-term investments

	December 31 2015	June 30 2016
	RMB	RMB
Held to maturity investment
Long-term time deposit	1,020,425,292	1,039,972,092
Available-for-sale investments
China Eastern Airline	—	3,079,192,544
Tujia	2,876,749,196	2,951,401,321
eLong	—	1,797,616,926
LY.com	1,745,309,616	1,745,309,616
Hanting	1,116,231,309	1,334,598,638
MakeMyTrip	—	1,196,262,000
eHi	793,869,127	654,034,420
Tuniu	430,659,093	233,083,048
Easy Go	527,301,676	217,284,352
Others	316,742,816	225,043,305
Equity method investments
Homeinns	961,773,378	955,883,350
eLong	2,632,145,397	747,869,990
Others	461,048,432	938,829,229
Cost method investments	988,268,166	860,748,634
Total net book value	13,870,523,498	17,977,129,465

eLong
INVESTMENTS
Schedule of carrying amount and unrealized securities holding profit for equity method investment

	December 31 2015	June 30 2016
	RMB	RMB
Investment cost	2,615,954,303	2,732,852,735
Foreign currency translation	116,898,432	70,917,989

Total investment cost	2,732,852,735	2,803,770,724

Value booked under equity method
Share of cumulative loss	(98,560,550)	(255,175,524)
Amortization of outside difference, net of tax	(2,146,788)	(3,108,284)

Total booked value under equity method.	(100,707,338)	(258,283,808)

Net book value	2,632,145,397	2,545,486,916

Homeinns
INVESTMENTS
Schedule of carrying amount and unrealized securities holding profit for equity method investment

	December 31, 2015	June 30, 2016
	RMB	RMB
Investment cost
Balance at beginning of year	568,679,251	585,226,707
Foreign currency translation	16,547,456	—

Total investment cost	585,226,707	585,226,707

Value booked under equity method
Share of cumulative profit	403,234,118	399,287,845
Amortization of outside difference, net of tax	(26,687,447)	(28,631,202)

Total booked value under equity method.	376,546,671	370,656,643

Net book value	961,773,378	955,883,350